Trade Receivables, Net	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE RECEIVABLES, NET

NOTE 6: TRADE RECEIVABLES, NET

a.	Trade receivables, net:

	December 31,
	2019	2018
Open accounts (1)	$6,279	$3,165
Credit cards	158	74
Less—allowance for doubtful accounts	(930)	(335)
Trade receivables, net	$5,507	$2,904

(1)	Trade receivables generally have 90 day credit terms. Certain customers payments are made through monthly credit card transactions.

Impaired debts are accounted for through recording an allowance for doubtful accounts.

b.	Movement in allowance for doubtful accounts:

U.S. dollars in thousands
Balance as of January 1, 2018	$288
Provision for the year	335
Derecognition of bad debts	(249)
Reversal in respect of collected doubtful accounts	(39)
Balance as of December 31, 2018	335
Provision for the year	835
Derecognition of bad debts	(240)
Reversal in respect of collected doubtful accounts	—
Balance as of December 31, 2019	$930

Following is information about the credit risk exposure of the Company's trade receivables:

December 31, 2019:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$2,619	$1,133	$544	$461	$247	$1,433	$6,437
Allowance for doubtful accounts	$7	$11	$8	$32	$69	$803	$930
Trade receivables, net	2,612	1,122	536	429	178	630	$5,507

December 31, 2018:
	U.S. dollars in thousands
	Not past due	< 30 days	30 - 60 days	61 - 90 days	91 - 120 days	>120 days	Total
	U.S. dollars in thousands
Gross carrying amount	$1,210	$953	$207	$305	$266	$298	$3,239
Allowance for doubtful accounts	$148	$39	$12	$23	$23	$90	$335
Trade receivables, net	1,062	914	195	282	243	208	$2,904

As of December 31, 2019, the Company has over 90 days past due trade receivables, net of $ 808, of which $ 568 were paid between the reporting date and the date of the approval of the financial statements. The Company expects to collect the entire net amount of these debts.